UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to July 15, 2016

Date of Report (Date of earliest event reported) August 11, 2016

021-186344

Commission File Number of securitizer

0001560433

Central Index Key Number of securitizer:

JOSH FRIEMAN, (415) 445-7485

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Prime Finance Partners III, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class, including asset-backed securities issued or sold by the following affiliated entities: (i) PFP III 2014-1, Ltd. (no Central Index Key Number), (ii) PFP III 2014-1, LLC (no Central Index Key Number), (iii) PFP III 2014-1 Depositor, LLC (no Central Index Key Number) and (iv) PFP Holding Company III, LLC (no Central Index Key Number).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On July 15, 2016, all of the asset-backed securities issued by the securitizer and the affiliated entities listed above in “Item 1.02 – Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure” were redeemed in full. From and after such date, no asset-backed securities issued by the securitizer or such affiliated entities were outstanding and held by non-affiliates. In light of the foregoing, the securitizer gives notice of termination of its duty to file reports pursuant to subsection (c)(3) of Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 CFR 240.15Ga-1(c)(3)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prime finance partners iII, inc.
(Securitizer)

By:	/s/ Jon W. Brayshaw
Name: Jon W. Brayshaw Title: Vice President and Secretary

Date: August 11, 2016

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